Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	(3.49%)	(2.27%)	0.62%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	(1.30%)	(2.08%)	0.36%
Class C1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C1 (with sales charge)
Average Annual Return, Percent	(1.23%)	(1.87%)	0.64%
Class FI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class FI
Average Annual Return, Percent	0.37%	(1.40%)	1.08%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	0.06%	(1.72%)	0.75%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	0.62%	(1.06%)	1.44%
Class IS
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IS
Average Annual Return, Percent	0.75%	(1.02%)	1.47%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	0.26%	(1.42%)	1.06%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(0.34%)	(2.08%)	0.36%
Without Sales Load [Member] | Class C1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C1
Average Annual Return, Percent	(0.27%)	(1.87%)	0.64%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%